UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Enrique Rendon
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon             Indianapolis, IN          February 3, 2011
     ----------------------         ----------------         ------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          158
Form 13F Information Table Value Total:      201,025
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M Company                     COM             88579Y101    4146     48042   SH             Sole                48042
A F L A C Inc.                 COM             001055102    4056     71879   SH             Sole                71879
AT&T Inc.                      COM             00206R102    4393    149527   SH             Sole               149527
Abbott Laboratories            COM             002824100      24       500   SH             Sole                  500
Alcoa Inc.                     COM             013817101       6       400   SH             Sole                  400
Allegheny Energy Inc.          COM             017361106      61      2500   SH             Sole                 2500
Allstate Corp                  COM             020002101      10       306   SH             Sole                  306
ALTRIA GROUP INC               COM             02209s103       2       100   SH             Sole                  100
American Express Co.           COM             025816109      17       400   SH             Sole                  400
American Tower Corporation     COM             029912201    1895     36690   SH             Sole                36690
Amgen Inc.                     COM             031162100    3263     59442   SH             Sole                59442
Anglo American PLC - Unsponsor COM             03485P201      57      2184   SH             Sole                 2184
Anglogold Ashanti Ltd New ADR  COM             035128206      20       400   SH             Sole                  400
Apple Inc.                     COM             037833100      13        40   SH             Sole                   40
Automatic Data Processing Inc. COM             053015103      19       400   SH             Sole                  400
BANK OF AMERICA CORP           COM             060505104      16      1192   SH             Sole                 1192
Bank of New York Co., Inc.     COM             064058100       7       241   SH             Sole                  241
Baxter International Inc.      COM             071813109    1838     36301   SH             Sole                36301
Berkshire Hathaway Inc. Class  COM             084670702      67       842   SH             Sole                  842
Biogen Idec Inc.               COM             09062X103       2        27   SH             Sole                   27
Boeing Co.                     COM             097023105     582      8914   SH             Sole                 8914
Bristol-Myers Squibb Co.       COM             110122108    3485    131599   SH             Sole               131599
CBS Corp                       COM             124857202      22      1129   SH             Sole                 1129
CVS/Caremark Corp.             COM             126650100    4434    127512   SH             Sole               127512
Cameron International Corp.    COM             13342b105    3518     69340   SH             Sole                69340
Canadian Natural Resources Ltd COM             136385101     338      7600   SH             Sole                 7600
Caterpillar Inc.               COM             149123101     135      1440   SH             Sole                 1440
Cenovus Energy Inc.            COM             15135U109    1735     52202   SH             Sole                52202
Chevron Corp.(formerly Chevron COM             166764100      90       995   SH             Sole                  995
Chiquita Brands International, COM             170032809       0         7   SH             Sole                    7
Cisco Systems Inc.             COM             17275R102    3446    170341   SH             Sole               170341
C T I GROUP HOLDINGS INC       COM             126431105       2     31570   SH             Sole                31570
Coach, Inc.                    COM             189754104    6031    109040   SH             Sole               109040
Colgate Palmolive Co.          COM             194162103    5780     71912   SH             Sole                71912
Comcast Corp. New Class A      COM             20030n101     200      9126   SH             Sole                 9126
Computer Associates Intl       COM             12673P105      63      2571   SH             Sole                 2571
ConocoPhillips                 COM             20825C104    2177     31964   SH             Sole                31964
CORN PRODUCTS INTL INC         COM             219023108       5       100   SH             Sole                  100
Covidien Plc.                  COM             G2554F105     307      6721   SH             Sole                 6721
Crane Corp.                    COM             224399105      49      1200   SH             Sole                 1200
Cubic Corporation              COM             229669106      57      1208   SH             Sole                 1208
Cummins Inc.                   COM             231021106     308      2800   SH             Sole                 2800
Cytec Industries, Inc.         COM             232820100      23       426   SH             Sole                  426
D P L INC                      COM             233293109       3       100   SH             Sole                  100
Danaher Corp.                  COM             235851102      13       280   SH             Sole                  280
Devon Energy Corp. New         COM             25179M103       6        75   SH             Sole                   75
Disney (Walt)                  COM             254687106    5723    152584   SH             Sole               152584
Dover Corp.                    COM             260003108    3820     65355   SH             Sole                65355
Dow Chemical                   COM             260543103      41      1200   SH             Sole                 1200
Duke Energy Holding Corp.      COM             26441C105      13       733   SH             Sole                  733
E M C Corp.-Mass               COM             268648102    5560    242791   SH             Sole               242791
Edison International           COM             281020107      35       900   SH             Sole                  900
Electronic Arts                COM             285512109       2       122   SH             Sole                  122
Eli Lilly & Co.                COM             532457108     317      9033   SH             Sole                 9033
EnCana Corp.                   COM             292505104    1656     56867   SH             Sole                56867
Express Scripts Inc.           COM             302182100      14       250   SH             Sole                  250
Exxon Mobil Corp.              COM             30231G102    5177     70807   SH             Sole                70807
Fiserv Inc.                    COM             337738108      10       170   SH             Sole                  170
Freeport-McMoran Copper & Gold COM             35671D857       7        55   SH             Sole                   55
General Dynamics Corp.         COM             369550108      35       500   SH             Sole                  500
General Electric Co.           COM             369604103    2068    113080   SH             Sole               113080
General Mills                  COM             370334104     107      3000   SH             Sole                 3000
Goldman Sachs Group Inc.       COM             38141G104    3106     18472   SH             Sole                18472
Groupe Bruxelles Lambert       COM             012729626      76       900   SH             Sole                  900
Halliburton Co. Holding Co.    COM             406216101      12       290   SH             Sole                  290
Hanesbrands, Inc.              COM             410345102     167      6559   SH             Sole                 6559
Hanover Ins Group Inc Com      COM             410867105      14       304   SH             Sole                  304
Harley Davidson Inc.           COM             412822108       2        60   SH             Sole                   60
Hartford Financial Services Gr COM             416515104      57      2164   SH             Sole                 2164
Heartland Partners L.P.        COM             422357103       0        50   SH             Sole                   50
Hewlett-Packard Co.            COM             428236103    3012     71543   SH             Sole                71543
Home Depot Inc.                COM             437076102    4589    130880   SH             Sole               130880
Honeywell International, Inc.  COM             438516106    4757     89492   SH             Sole                89492
HUNTINGTON BANCSHS INC         COM             446150104       1       100   SH             Sole                  100
ITT Industries Inc.            COM             450911102     113      2164   SH             Sole                 2164
Idex Corp.                     COM             45167R104      70      1800   SH             Sole                 1800
Illinois Tool Works, Inc.      COM             452308109      11       200   SH             Sole                  200
Intel Corp.                    COM             458140100    2858    135883   SH             Sole               135883
International Business Machine COM             459200101    5994     40840   SH             Sole                40840
J.P. Morgan Chase & Co.        COM             46625H100      41       974   SH             Sole                  974
Johnson & Johnson              COM             478160104    3644     58917   SH             Sole                58917
Kellogg Co                     COM             487836108     112      2200   SH             Sole                 2200
Kimberly-Clark Corp.           COM             494368103    4643     73653   SH             Sole                73653
Kohls Corporation              COM             500255104    3626     66720   SH             Sole                66720
Korea Electric Power Corp. ADR COM             500631106      36      2700   SH             Sole                 2700
Legg Mason Inc.                COM             524901105       2        60   SH             Sole                   60
Lincoln National Corp.-Ind     COM             534187109       2        70   SH             Sole                   70
Linear Technology Corp.        COM             535678106      10       300   SH             Sole                  300
Lowe's Companies Inc.          COM             548661107       3       110   SH             Sole                  110
Manpower Inc.                  COM             56418H100       7       105   SH             Sole                  105
Marathon Oil Corp. (formerly U COM             565849106      52      1400   SH             Sole                 1400
MARSHALL & ILSLEY CP NEW       COM             571837103       1       100   SH             Sole                  100
Martin Marietta Materials Inc. COM             573284106      65       700   SH             Sole                  700
McCormick & Co.                COM             579780206      93      2000   SH             Sole                 2000
McGraw-Hill Cos., Inc.         COM             580645109    4062    111565   SH             Sole               111565
MeadWestvaco Corp.             COM             583334107     281     10734   SH             Sole                10734
Medco Health Solutions, Inc.   COM             58405U102      72      1170   SH             Sole                 1170
Medtronic Inc.                 COM             585055106    3281     88463   SH             Sole                88463
Merck & Company Inc.           COM             58933Y105     121      3349   SH             Sole                 3349
Metlife, Inc.                  COM             59156R108    2508     56432   SH             Sole                56432
Microsoft Corp.                COM             594918104    5052    180995   SH             Sole               180995
NIKE, Inc. 'B'                 COM             654106103     137      1600   SH             Sole                 1600
NV Energy, Inc. fka Sierra Pac COM             67073Y106      42      3000   SH             Sole                 3000
National Oilwell Varco, Inc.   COM             637071101    6927    103009   SH             Sole               103009
News Corporation               COM             65248E104      85      5870   SH             Sole                 5870
Nokia Corp. ADR                COM             654902204       5       460   SH             Sole                  460
Norfolk Southern Corp.         COM             655844108       5        81   SH             Sole                   81
Omnicom Group                  COM             681919106    3844     83935   SH             Sole                83935
Oneok Inc New                  COM             682680103      11       200   SH             Sole                  200
Oracle Corp.                   COM             68389X105    5310    169642   SH             Sole               169642
Pepsico, Inc.                  COM             713448108    5826     89185   SH             Sole                89185
Pfizer, Inc.                   COM             717081103      14       788   SH             Sole                  788
Plum Creek Timber Co. Inc.     COM             729251108      37      1000   SH             Sole                 1000
Praxair Inc.                   COM             74005P104    3965     41531   SH             Sole                41531
Procter & Gamble Co.           COM             742718109      13       200   SH             Sole                  200
PROSPECT CAPITAL CORP          COM             74348T102       0        19   SH             Sole                   19
Prudential Financial Inc.      COM             744320102    3156     53758   SH             Sole                53758
QEP Resources, Inc.            COM             74733V100    2218     61087   SH             Sole                61087
Questar Corp.                  COM             748356102    1284     73747   SH             Sole                73747
Rayonier Inc.                  COM             754907103      93      1770   SH             Sole                 1770
Raytheon Company               COM             755111507     174      3760   SH             Sole                 3760
Rio Tinto PLC ADR              COM             767204100      32       440   SH             Sole                  440
Roche Holdings, Ltd. ADR       COM             771195104    2738     74516   SH             Sole                74516
ROCKY MTN CHOC FACTORY         COM             774678403       1       100   SH             Sole                  100
Ryder Systems Inc.             COM             783549108      38       729   SH             Sole                  729
Schlumberger Ltd.              COM             806857108     100      1200   SH             Sole                 1200
Sherwin Williams Co.           COM             824348106      76       910   SH             Sole                  910
St. Jude Medical Inc.          COM             790849103      50      1165   SH             Sole                 1165
Standard & Poor's Depositary R COM             78462F103     440      3498   SH             Sole                 3498
STANDARD REGISTER CO           COM             853887107       2       600   SH             Sole                  600
Starwood Hotels & Resorts Worl COM             85590A401      60       993   SH             Sole                  993
TJX Companies                  COM             872540109      20       447   SH             Sole                  447
TMX Group Inc.                 COM             87261x108      60      1625   SH             Sole                 1625
Teva Pharmaceutical ADR        COM             881624209    3109     59640   SH             Sole                59640
Texas Instruments Inc.         COM             882508104      16       490   SH             Sole                  490
Thermo Fisher Scientific Inc.  COM             883556102       6       115   SH             Sole                  115
Transocean, Ltd.               COM             H8817H100     236      3401   SH             Sole                 3401
Tyco International, Ltd.       COM             h89128104     248      5982   SH             Sole                 5982
United Technologies Corp.      COM             913017109    5311     67472   SH             Sole                67472
V F Corp.                      COM             918204108    3029     35150   SH             Sole                35150
Valero Energy Corp. new        COM             91913Y100       3       110   SH             Sole                  110
Vanguard Consumer Staples ETF  COM             92204A207      81      1107   SH             Sole                 1107
Varian Medical Systems         COM             92220P105      69      1000   SH             Sole                 1000
Vectren Corporation            COM             92240G101      25      1000   SH             Sole                 1000
Viacom Inc. Class B            COM             92553p201      45      1129   SH             Sole                 1129
Wal-Mart Stores Inc.           COM             931142103      34       635   SH             Sole                  635
Waste Management, Inc.         COM             94106L109       4       120   SH             Sole                  120
Wells Fargo & Co.              COM             949746101    1535     49531   SH             Sole                49531
WENDYS ARBYS GROUP INC         COM             950587105       1       140   SH             Sole                  140
Zimmer Holdings, Inc.          COM             98956P102       4        75   SH             Sole                   75
iShares S&P 500 Growth Index F COM             464287309      93      1421   SH             Sole                 1421
Amerco Series A Pfd            PFD             023586209      13       500   SH             Sole                  500
SPDR Gold Trust                ETF             78463v107    9397     67742   SH             Sole                67742
iShares MSCI EAFE Index        ETF             464287465    8034    137992   SH             Sole               137992
iShares MSCI Emerging Markets  ETF             464287234    1130     23713   SH             Sole                23713
iShares Russell 1000 Growth In ETF             464287614      11       200   SH             Sole                  200
iShares Russell 1000 Value Ind ETF             464287598      10       150   SH             Sole                  150
iShares Russell 2000 Index Fun ETF             464287655    1959     25043   SH             Sole                25043